Federated Investors
World-Class Investment Manager

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL REPORT

November 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

November 30, 2001 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--37.1%
$5,000,000	[1]	Federal Farm Credit System, Discount Notes, 6.625%, 2/1/2002	$5,023,308
6,000,000	[1]	Federal Home Loan Bank System Discount Notes, 4.170% - 4.650%, 2/15/2002 - 3/28/2002	5,929,893
39,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.925% - 3.180%, 12/13/2001 - 1/21/2002	38,983,946
32,000,000		Federal Home Loan Bank System, Notes, 2.200% - 6.750%, 12/19/2001 - 12/19/2002	32,033,833
46,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 1.889% - 4.895%, 12/6/2001 - 7/18/2002	45,657,583
16,500,000	[2]	Federal Home Loan Mortgage Corp., Floating Rate Notes, 3.720% - 6.625%, 6/28/2002 - 10/15/2002	16,738,015
37,500,000	[1]	Federal National Mortgage Association Discount Notes, 1.930% - 4.150%, 12/14/2001 - 11/15/2002	37,099,470
108,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 1.959% - 3.376%, 12/3/2001 - 1/30/2002	107,963,562
28,000,000		Federal National Mortgage Association, Notes 2.550% - 6.750%, 7/5/2002 - 11/5/2002	28,381,007
4,000,000		Student Loan Marketing Association, Note, 3.760%, 7/16/2002	3,998,878

		TOTAL GOVERNMENT AGENCIES	321,809,495

		REPURCHASE AGREEMENTS--63.5%[3]
35,000,000		Banc One Capital Markets, Inc., 2.150%, dated 11/30/2001, due 12/3/2001	35,000,000
35,000,000		Bank of America LLC, 2.150%, dated 11/30/2001, due 12/3/2001	35,000,000
35,000,000		Bank of Nova Scotia, Toronto, 2.150%, dated 11/30/2001, due 12/3/2001	35,000,000
19,269,000		Barclays Capital, Inc., 2.110%, dated 11/30/2001, due 12/3/2001	19,269,000
35,000,000		Countrywide Securities Corp., 2.150%, dated 11/30/2001, due 12/3/2001	35,000,000
18,000,000	[4]	Credit Suisse First Boston Corp., 2.030%, dated 11/7/2001, due 12/11/2001	18,000,000
35,000,000		Deutsche Bank Alex Brown, Inc., 2.150%, dated 11/30/2001, due 12/3/2001	35,000,000
165,000,000		Fuji Government Securities, Inc., 2.150%, dated 11/30/2001, due 12/3/2001	165,000,000
14,000,000	[4]	Goldman Sachs & Co., 2.390%, dated 10/5/2001, due 12/10/2001	14,000,000
21,000,000	[4]	Greenwich Capital Markets, Inc., 2.050%, dated 11/28/2001, due 12/13/2001	21,000,000
10,000,000		Greenwich Capital Markets, Inc., 2.150%, dated 11/30/2001, due 12/3/2001	10,000,000
35,000,000		J.P. Morgan Securities, Inc., 2.140%, dated 11/30/2001, due 12/3/2001	35,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$25,000,000	[4]	Morgan Stanley and Co., Inc., 2.100%, dated 10/30/2001, due 1/29/2002	$25,000,000
35,000,000		Salomon Brothers, Inc., 2.150%, dated 11/30/2001, due 12/3/2001	35,000,000
24,000,000	[4]	Warburg Dillon Reed LLC, 1.875%, dated 11/13/2001, due 2/12/2002	24,000,000
9,000,000	[4]	Warburg Dillon Reed LLC, 2.290%, dated 10/16/2001, due 1/15/2002	9,000,000

		TOTAL REPURCHASE AGREEMENTS	550,269,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$872,078,495

1 The issue shows the rate of discount at time of purchase.

2 Denotes variable rate securities which reflect current rate and next demand date.

3 The repurchase agreements are fully collateralized by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($866,464,842) at November 30, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001 (unaudited)

Assets:
Investments in repurchase agreements	$550,269,000
Investments in securities	321,809,495

Total investments in securities, at amortized cost and value		$872,078,495
Cash		1,510
Income receivable		1,844,008

TOTAL ASSETS		873,924,013

Liabilities:
Payable for investments purchased	6,494,375
Income distribution payable	735,770
Accrued expenses	229,026

TOTAL LIABILITIES		7,459,171

Net assets for 866,464,842 shares outstanding		$866,464,842

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$866,464,842 ÷ 866,464,842 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2001 (unaudited)

Investment Income:
Interest		$14,011,541

Expenses:
Investment adviser fee	$1,994,428
Administrative personnel and services fee	300,295
Custodian fees	29,843
Transfer and dividend disbursing agent fees and expenses	309,197
Directors'/Trustees' fees	3,989
Auditing fees	5,372
Legal fees	2,580
Portfolio accounting fees	54,572
Distribution services fee	398,886
Shareholder services fee	997,214
Share registration costs	24,058
Printing and postage	18,399
Insurance premiums	1,010
Taxes	28,047
Miscellaneous	2,392

Net expenses		4,170,282

Net investment income		$9,841,259

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2001	Year Ended 5/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,841,259	$36,316,122

Distributions to Shareholders:
Distributions from net investment income	(9,841,259)	(36,316,122)

Share Transactions:
Proceeds from sale of shares	1,410,544,617	3,574,643,097
Net asset value of shares issued to shareholders in payment of distributions declared	8,374,813	31,353,891
Cost of shares redeemed	(1,338,432,624)	(3,402,538,359)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	80,486,806	203,458,629

Change in net assets	80,486,806	203,458,629

Net Assets:
Beginning of period	785,978,036	582,519,407

End of period	$866,464,842	$785,978,036

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.05	0.04	0.05	0.04
Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.05)	(0.04)	(0.05)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.24%	5.18%	4.65%	4.30%	4.73%	4.54%

Ratios to Average Net Assets:

Expenses	1.05%[2]	1.04%	1.01%	1.00%	1.00%	0.99%

Net investment income	2.47%[2]	4.96%	4.54%	4.22%	4.62%	4.45%

Expense waiver/reimbursement[3]	0.00%[2]	0.02%	0.10%	0.12%	0.09%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$866,465	$785,978	$582,519	$649,081	$557,184	$530,367

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of Financial Statements

Notes to Financial Statements

November 30, 2001 (unaudited)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2001, there were 12,500,000,000 shares ($0.001 par value per value) authorized. Capital paid-in aggregated $866,464,842. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2001	Year Ended 5/31/2001
Shares sold	1,410,544,617	3,574,643,097
Shares issued to shareholders in payment of distributions declared	8,374,813	31,353,891
Shares redeemed	(1,338,432,624)	(3,402,538,359)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	80,486,806	203,458,629

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of average aggregate daily net assets of all Funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund annually. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets annually, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Government Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 147551204

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

0122604 (1/02)

Federated Investors
World-Class Investment Manager

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL REPORT

November 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

November 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.1%[1]
		Alabama--2.4%
$3,735,000		Birmingham, AL IDA, IDRBs, (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Comerica Bank -- California LOC)	$3,735,000
4,500,000		Gadsden, AL IDB, IDRBs, (Series 1997), Weekly VRDNs (Chicago Steel (Alabama), LLC)/(Marshall & Ilsley Bank, Milwaukee LOC)	4,500,000
5,000,000		St. Clair County, AL IDB, (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC)	5,000,000

		TOTAL	13,235,000

		Arizona--5.2%
2,000,000		Cochise County, AZ Pollution Control Corp. Pooled, (Series 1994A), 2.60% TOBs (Arizona Electric Power Cooperative, Inc. Project)/(National Rural Utilities Cooperative Finance Corp. GTD), Optional Tender 3/1/2002	2,000,000
3,100,000		Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC)	3,100,000
1,530,000		Glendale, AZ IDA, Variable Rate Senior Living Facilities Revenue Bonds, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,530,000
2,110,000		Maricopa County, AZ, IDA, (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(PNC Bank, N.A. LOC)	2,110,000
1,490,000		Maricopa County, AZ, IDA, (Series 2000 A), Weekly VRDNs (Rise, Inc.)/(Wells Fargo Bank, N.A. LOC)	1,490,000
675,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments)/(FNMA LOC)	675,000
5,000,000		Maricopa County, AZ, IDA, (Series 2001), 2.075% TOBs (Bayerische Landesbank Girozentrale) 1/7/2002	5,000,000
1,620,000		Phoenix, AZ, IDA SFM, PT-1082 Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	1,620,000
455,000		Pima County, AZ, IDA, FR/RI-L21, (Series 2000), Weekly VRDNs (Tucson Electric Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	455,000
5,839,000		Pima County, AZ, IDA, SFM, Roaring Fork, (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	5,839,000
4,000,000		Salt River Project, AZ Agricultural Improvement & Power District, 2.55% CP, Mandatory Tender 2/8/2002	4,000,000
1,000,000		Tucson and Pima County, AZ, IDA, SFM, Roaring Fork, (Series 2000-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,000,000

		TOTAL	28,819,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arkansas--0.9%
$1,000,000		Arkansas Development Finance Authority, (Series 1999C), Weekly VRDNs (Riceland Foods, Inc.)/(Banque Nationale de Paris LOC)	$1,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999D), Weekly VRDNs (Riceland Foods, Inc.)/(Banque Nationale de Paris LOC)	1,000,000
2,050,000		Arkansas Development Finance Authority, (Series B), Weekly VRDNs (Riceland Foods, Inc.)/(SunTrust Bank LOC)	2,050,000
1,000,000		Sheridan, AR IDA, (Series B), Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC)	1,000,000

		TOTAL	5,050,000

		California--4.3%
15,000,000		California State, (Series 2001-02), 3.25% RANs, 6/28/2002	15,087,005
1,500,000		California Statewide Communities Development Authority, (Series 2001A), 2.30% TOBs (Kaiser Permanente), Mandatory Tender 1/3/2002	1,500,000
1,500,000		California Statewide Communities Development Authority, (Series 2001B), 2.30% TOBs (Kaiser Permanente), Mandatory Tender 7/1/2002	1,500,000
5,751,270		PBCC LeaseTOPS Trust (California Non-AMT) (Series 1998-1), 2.40% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/9/2002	5,751,270

		TOTAL	23,838,275

		Colorado--1.9%
3,250,000		Adams County, CO IDB, (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(Westdeutsche Landesbank Girozentrale LOC)	3,250,000
960,000		Colorado Health Facilities Authority, (Series 2000B) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(KeyBank, N.A. LOC)	960,000
6,550,000		El Paso County, CO HFA, Roaring Fork, (Series 1999-1), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	6,550,000

		TOTAL	10,760,000

		Florida--0.6%
3,600,000		Broward County, FL HFA, MERLOTS, (Series 2001 A27), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	3,600,000

		Georgia--1.6%
2,000,000	[2]	Atlanta, GA, Airport Revenue, (PA-916R), 2.30% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/10/2002	2,000,000
3,500,000	[2]	Atlanta, GA, Airport Revenue, (PA 926R), 2.25% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/11/2002	3,500,000
1,000,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	1,000,000
2,550,000		Savannah, GA, EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.)	2,550,000

		TOTAL	9,050,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--5.7%
$2,440,000		Aurora City, IL, (Series 2001A), Weekly VRDNs (FIS Aurora Investment LLC)/(National City Bank, Michigan/Illinois LOC)	$2,440,000
4,000,000		Chicago, IL, Gas Supply Revenue Bonds, (1993 Series B), Weekly VRDNs (Peoples Gas Light & Coke Co.)	4,000,000
6,325,000		Illinois Development Finance Authority, IDB, (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(Bank One, N.A. (Chicago) LOC)	6,325,000
3,950,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Demar, Inc.)/(Firstar Bank, N.A. LOC)	3,950,000
2,630,000		Illinois Development Finance Authority, IDB, Adjustable Rate IDRB, (Series 1996A) Weekly VRDNs (Nimlok Co.)/(Bank One, Illinois, N.A. LOC)	2,630,000
3,935,000		Illinois Housing Development Authority, MERLOTS, (Series 2000 UUU), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ), Optional Tender 8/1/2001	3,935,000
3,290,000		Morton, IL, IDRB, (Series 1996), Weekly VRDNs (Morton Welding Co, Inc. Project)/(Bank One, Illinois, N.A. LOC)	3,290,000
5,000,000		Winnebago County, IL IDA, (Series 2001), Weekly VRDNs (Seward Screw Products, Inc.)/(Federal Home Loan Bank of Chicago LOC)	5,000,000

		TOTAL	31,570,000

		Indiana--8.2%
1,255,000		Carmel, IN, (Series 1996-A), Weekly VRDNs (Telamon Corp.)/(Huntington National Bank, Columbus, OH LOC)	1,255,000
1,380,000		Carmel, IN, (Series 1999), Weekly VRDNs (Telamon Corp.)/(Huntington National Bank, Columbus, OH LOC)	1,380,000
3,000,000		Hamilton, IN Southeastern Schools, 3.58% TANs, 12/31/2001	3,000,189
2,230,000		Huntingburg, IN, EDRB, (Series 1993), Weekly VRDNs (DMI Furniture, Inc.)/(Bank One, Indiana, N.A. LOC)	2,230,000
2,020,000		Huntingburg, IN, (Series 1994), Weekly VRDNs (DMI Furniture, Inc.)/(Bank One, Indiana, N.A. LOC)	2,020,000
1,350,000		Indiana Development Finance Authority, (Series 1996), Weekly VRDNs (Meridian Group LLC Project)/(Bank One, Indiana, N.A. LOC)	1,350,000
700,000		Indiana EDC, (Series 1989) Weekly VRDNs (O'Neal Steel, Inc.)/(Bank of America N.A. (Ohio) LOC)	700,000
6,980,000	[2]	Indiana State HFA, MERLOTS (Series 2000-PPP), 2.75% TOBs (First Union National Bank, Charlotte, NC LIQ), Optional Tender 7/15/2002	6,980,000
2,800,000		Jasper County, IN, (Series 2000), Weekly VRDNs (Newberry Farms LLC)/(Michigan National Bank, Farmington Hills LOC)	2,800,000
6,500,000		Jeffersonville, IN, (Series 1997A), Weekly VRDNs (Wayne Steel, Inc.)/(Bank One, N.A. (Ohio) LOC)	6,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$1,130,000		Lebanon, IN IDA, (Series 1991), Weekly VRDNs (White Castle System)/(Bank One, N.A. (Ohio) LOC)	$1,130,000
2,555,000		Miami County, IN, (Series 2001), Weekly VRDNs (Timberlodge Real Estate LLC)/(National City Bank, Ohio LOC)	2,555,000
2,000,000		Mishawaka, IN, 3.80% TANs, 12/31/2001	2,000,605
3,470,000		North Manchester, IN, (Series 1997), Weekly VRDNs (Eften, Inc.)/(Comerica Bank LOC)	3,470,000
5,840,000		Penn Harris Madison, IN ISD, 4.00% TANs, 12/31/2001	5,841,858
2,330,000		Westfield, IN IDR, (Series 1994), Weekly VRDNs (Standard Locknut & Lockwasher, Inc.)/(Bank One, Indiana, N.A. LOC)	2,330,000

		TOTAL	45,542,652

		Iowa--0.2%
1,170,000		Iowa Finance Authority, IDRB, Weekly VRDNs (V-T Industries, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,170,000

		Kansas--3.4%
4,000,000		Burlington, KS, (Series A), 3.25% TOBs (Kansas City Power And Light Co.), Mandatory Tender 8/30/2002	4,000,000
5,095,000		Lawrence, KS, (Series I), 3.50% TANs, 5/31/2002	5,104,817
690,000		Lenexa, KS, (Series 2001), Weekly VRDNs (Irvin R. and Jeannine M. Robinson)/(Firstar Bank, N.A. LOC)	690,000
5,230,000		Lenexa, KS, (Series 2001), Weekly VRDNs (Robbie Manufacturing, Inc.)/(Firstar Bank, N.A. LOC)	5,230,000
3,545,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/(Firstar Bank, N.A. LOC)	3,545,000

		TOTAL	18,569,817

		Kentucky--2.9%
1,500,000		Henderson County, KY, (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC)	1,500,000
2,000,000		Jefferson County, KY, IDR Weekly VRDNs, (O'Neal Steel, Inc.)/(Bank of America N.A. LOC)	2,000,000
1,827,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	1,827,000
3,990,000		Kentucky Housing Corp., MERLOTS, (Series 2000-B9), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	3,990,000
4,000,000	[2]	Kentucky Housing Corp., Variable Rate Certificates, (Series 1998 O), 2.08% TOBs (Bank of America N.A. LIQ), Optional Tender 7/18/2002	4,000,000
2,600,000		Winchester, KY, (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC)	2,600,000

		TOTAL	15,917,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Louisiana--1.2%
$4,000,000		Louisiana HFA, (Series 2001 C), 2.80% TOBs (Trinity Funding Co.), Mandatory Tender 3/15/2002	$4,000,000
2,500,000		New Orleans, LA IDB, Weekly VRDNs (Home Furnishings Store)/(Bank One, Louisiana LOC)	2,500,000

		TOTAL	6,500,000

		Maryland--2.3%
2,900,000		Anne Arundel County, MD, (Series 1996), Weekly VRDNs (Atlas Container Corp. Project)/(Mellon Bank N.A., Pittsburgh LOC)	2,900,000
1,955,000		Maryland Economic Development Corp., (Series 1998A) (Catterton Printing Company Facility), Weekly VRDNs (Sky II LLC)/(Allfirst Bank LOC)	1,955,000
970,000		Maryland Economic Development Corp., (Series 1998B), Weekly VRDNs (Catterton Printing Co. Facility)/(Allfirst LOC)	970,000
955,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Allfirst Bank LOC)	955,000
1,850,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Allfirst Bank LOC)	1,850,000
3,355,000		Maryland State Community Development Administration, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Allfirst Bank LOC)	3,355,000
1,000,000		Maryland State Community Development Administration, MERLOTS, (Series 2001-B2), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	1,000,000

		TOTAL	12,985,000

		Michigan--0.7%
4,000,000		Wayne County, MI, Airport Revenue Refunding Bonds, (Series 1996A) Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/(Bayerische Landesbank Girozentrale LOC)	4,000,000

		Minnesota--2.2%
1,990,000		Brooklyn Park, MN, EDA, (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,990,000
5,000,000	[2]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), 2.97% TOBs (United States Treasury COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	5,000,000
700,000		Minnesota State Higher Education Coordinating Board, (Series 1992 A) Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)	700,000
825,000		Plymouth, MN, (Series 1998) Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	825,000
640,000		Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	640,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$1,715,000		Red Wing, MN, Port Authority (Series 1998), Weekly VRDNs (Food Service Specialties)/(Wells Fargo Bank Minnesota, N.A. LOC)	$1,715,000
1,185,000		White Bear, MN, Weekly VRDNs (Thermoform Plastic, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,185,000

		TOTAL	12,055,000

		Mississippi--4.5%
975,000		Mississippi Business Finance Corp., IDRB, (Series 1994), Weekly VRDNs (Flexsteel Industries, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	975,000
1,700,000		Mississippi Business Finance Corp., (Series D), Weekly VRDNs (O'Neal Steel, Inc.)/(Bank of America N.A. LOC)	1,700,000
5,750,000		Mississippi Business Finance Corp., (Series 1995), Weekly VRDNs (Mississippi Baking Co. LLC Project)/(Allfirst Bank LOC)	5,750,000
6,000,000		Mississippi Home Corp., (Series 1997), Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,000,000
7,750,000		Mississippi Home Corp., MERLOTS, (Series 2001 A8), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	7,750,000
2,965,000	[2]	Mississippi Home Corp., MERLOTS, (Series YYY), 2.65% TOBs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 9/3/2002	2,965,000

		TOTAL	25,140,000

		Missouri--2.1%
4,585,000		Missouri State Housing Development Commission, MERLOTS, (Series 2000-QQQ) Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	4,585,000
7,000,000		St. Louis, MO, IDA, Homer G. Phillips Dignity House, (Series 1999), 2.50% TOBs (Bayerische Landesbank Girozentrale), Optional Tender 2/1/2002	7,000,000

		TOTAL	11,585,000

		Montana--0.7%
4,000,000		Montana State Board of Investments, Resource Recovery Revenue Bonds, (Series 1989), 3.25% TOBs (Colstrip Energy LP)/(Dexia Public Finance Bank S.A. LOC), Optional Tender 3/1/2002	4,000,000

		Multi State--5.5%
7,000,000		Charter Mac Floater Certificates Trust I, National-1, (Series 2000), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and Toronto Dominion Bank LIQs)	7,000,000
18,869,352		Clipper Tax-Exempt Certificates Trust, AMT Multi State, (Series 1999-3), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	18,869,352
4,390,000		Roaring Fork Municipal Products LLC, (Series 2000-12), Weekly VRDNs (Bank of New York, New York LIQ)	4,390,000

		TOTAL	30,259,352

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Nebraska--1.9%
$800,000		Douglas County, NE (Series 1991), Weekly VRDNs (Malhove, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	$800,000
10,000,000		Nebraska Investment Finance Authority, (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	10,000,000

		TOTAL	10,800,000

		New Hampshire--0.8%
4,495,000		New Hampshire State, HFA, MERLOTS, (Series 2001 A-51), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	4,495,000

		New Jersey--1.5%
4,495,450		Cape May, NJ, 3.80% BANs, 1/9/2002	4,497,314
1,000,000		New Jersey State Transportation Trust Fund Authority, Trust Receipts, (Series 1996-1), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	1,000,000
3,000,000		Trenton, NJ, 3.35% BANs, 5/16/2002	3,004,624

		TOTAL	8,501,938

		New Mexico--1.6%
5,485,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	5,485,000
3,635,000		New Mexico Mortgage Finance Authority, MERLOTS, (Series 2000-A18) 1.72% VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 7/1/2028	3,635,000

		TOTAL	9,120,000

		New York--0.2%
1,000,000	[2]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt, FR/RI-N16, (Series 2000), 1.85% TOBs (Bank of New York LIQ), Optional Tender 2/6/2002	1,000,000

		North Carolina--0.9%
5,000,000		Martin County, NC, IFA, (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	5,000,000

		North Dakota--1.0%
800,000		Fargo, ND, Variable Rate Demand IDRBs (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	800,000
4,520,000		Grand Forks, ND, Variable Rate Demand IDRBs (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,520,000

		TOTAL	5,320,000

		Ohio--4.4%
2,245,000		Akron, OH, 4.70% BANs, 12/19/2001	2,245,318
2,000,000		Celina, OH, 2.18% BANs, 11/19/2002	2,005,314
2,000,000		Dover, OH, 3.35% BANs, 5/15/2002	2,002,185
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$1,000,000		Dover, OH, 3.90% BANs, 1/10/2002	$1,000,264
1,000,000		Franklin County, OH Hospital Facility Authority, (Series A), Weekly VRDNs (U.S. Health Corp. of Columbus)/(Morgan Guaranty Trust Co., New York LOC)	1,000,000
2,500,000		Granville, OH Village School District, 3.60% BANs, 5/2/2002	2,505,042
1,500,000		Hamilton, OH, (Series III), 3.071% BANs, 6/6/2002	1,501,186
2,750,000		Mayfield, OH, 2.70% BANs, 9/19/2002	2,752,134
1,350,000		Oakwood, OH, (Series A), 3.45% BANs, 3/21/2002	1,350,392
2,440,000	[2]	Ohio HFA, (PT-506), 2.85% TOBs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional Tender 7/11/2002	2,440,000
2,000,000		Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	2,000,000
635,000		Ohio State, IDR, (Series 1991), Weekly VRDNs (Standby Screw, Inc.)/(National City Bank, Ohio LOC)	635,000
2,360,000		Painesville, OH, 4.60% BANs, 12/14/2001	2,360,161
310,000		Summit County, OH IDA, (Series 1999), Weekly VRDNs (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	310,000

		TOTAL	24,106,996

		Oklahoma--3.0%
2,300,000		Adair County, OK, IDA, (Series B), Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank of NC, N.A. LOC)	2,300,000
2,000,000		Broken Arrow, OK, EDA Weekly VRDNs (Blue Bell Creameries)/(Chase Manhattan Bank, New York LOC)	2,000,000
1,785,000		Oklahoma County, OK, Finance Authority, (Series 1996), Weekly VRDNs (Avalon Project)/(Bank One, Texas N.A. LOC)	1,785,000
2,700,000		Oklahoma Development Finance Authority, 2.25% TOBs (Simmons Poultry Farms)/(Harris Trust & Savings Bank, Chicago LOC), Optional Tender 2/1/2002	2,700,000
7,595,000	[2]	Oklahoma HFA, PT-493, 1.64% TOBs (GNMA COL)/(Banco Santander Central Hispano, S.A. LIQ), Optional Tender 9/1/2030	7,595,000

		TOTAL	16,380,000

		Oregon--0.4%
1,000,000		Oregon State, (Series 194) Weekly VRDNs (Tillamook County Creamery Association)/(Banque Nationale de Paris LOC)	1,000,000
1,000,000		Oregon State, (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(Banque Nationale de Paris LOC)	1,000,000

		TOTAL	2,000,000

		Pennsylvania--0.2%
895,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(Mellon Bank N.A., Pittsburgh LOC)	895,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--0.7%
$2,890,000		South Carolina Job Economic Development Authority Weekly VRDNs (Duncan Technologies, Inc.)/(Wachovia Bank of NC, N.A. LOC)	$2,890,000
885,000		South Carolina Job Economic Development Authority, EDRB, (Series 1994), Weekly VRDNs (Carolina Cotton Works, Inc. Project)/(Branch Banking & Trust Co., Winston-Salem LOC)	885,000

		TOTAL	3,775,000

		South Dakota--0.4%
2,500,000		South Dakota Housing Development Authority, (Series 2001-C), 3.25% Bonds, 4/3/2002	2,500,000

		Tennessee--5.4%
910,000		Benton County TN, IDB, (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	910,000
1,215,000		Chattanooga, TN, IDB, Revenue Bonds (Series 1997), Weekly VRDNs (TB Wood's, Inc. Project)/(PNC Bank, N.A. LOC)	1,215,000
900,000		Chattanooga, TN, IDB, Revenue Bonds, (Series 1997), Weekly VRDNs (JRB Co., Inc.)/ (National City Bank, Ohio LOC)	900,000
2,850,000		Dickson County, TN, IDB, (Series 1996), Weekly VRDNs (Tennessee Bun Company LLC Project)/(PNC Bank, N.A. LOC)	2,850,000
2,000,000		Franklin County, TN, IDB, (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC)	2,000,000
3,110,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(Bank One, Texas N.A. LOC)	3,110,000
2,700,000		Jackson, TN, IDB, (Series 1999), Weekly VRDNs (Bobrick Washroom Equipment)/(AmSouth Bank N.A., Birmingham LOC)	2,700,000
350,000		Knox County, TN, IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	350,000
950,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, Revenue Bonds, (Series 1985A), 3.70% TOBs (Vanderbilt University), Mandatory Tender 1/15/2002	950,000
7,200,000		Roane, TN, IDB, (Series 1982), Monthly VRDNs (Fortafil Fibers, Inc. Project)/(ABN AMRO Bank NV, Amsterdam LOC)	7,200,000
7,755,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 1988), Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)	7,755,000

		TOTAL	29,940,000

		Texas--8.4%
1,850,000		Brazos Harbor, TX, IDC, (Series 1991), Weekly VRDNs (Rangen, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,850,000
9,055,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp., (Series 2001A-1), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	9,055,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$6,420,000	[2]	El Paso, TX, Housing Finance Corp., MERLOTS, (Series 2001 A-40), 2.97% TOBs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	$6,420,000
7,540,000		Gulf Coast, TX, Waste Disposal Authority Daily VRDNs (BP Amoco Corp.)	7,540,000
3,000,000	[2]	Sabine River Authority, TX, Clippers (Series 2001-2), 3.50% TOBs (Southwestern Electric Power Co.)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Mandatory Tender 12/14/2001	3,000,000
4,000,000		Tarrant County, TX, IDC, (Series 1997), Weekly VRDNs (Lear Operations Corp.)/(Chase Manhattan Bank, New York LOC)	4,000,000
1,890,000		Tarrant County, TX, IDC, Weekly VRDNs (Holden Business Forms)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,890,000
3,634,000	[2]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 3.60% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 12/14/2001	3,634,000
4,000,000		Texas State, (Series A), 3.75% TRANs, 8/29/2002	4,037,110
5,000,000		Trinity River Authority of Texas, (Series 2001), Weekly VRDNs (Community Waste Disposal, Inc.)/(Wells Fargo Bank, Texas LOC)	5,000,000

		TOTAL	46,426,110

		Vermont--1.3%
7,310,000		Vermont HFA, MERLOTS, (Series 2001-A91), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	7,310,000

		Virginia--6.6%
3,195,000		Bedford County, VA, IDA, (Series 1999), Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC)	3,195,000
1,275,000		Botetourt County, VA, IDA, (Series 1995), Weekly VRDNs (Emkay Holdings LLC)/(State Street Bank and Trust Co. LOC)	1,275,000
10,000,000		Halifax, VA IDA, MMMs, PCR, 1.75% CP (Virginia Electric Power Co.), Mandatory Tender 12/5/2001	10,000,000
4,000,000		Halifax, VA IDA, MMMs, PCR, 2.75% CP (Virginia Electric Power Co.), Mandatory Tender 2/12/2002	4,000,000
5,000,000		Newport News, VA, Redevelopment & Housing Authority, (Series 2001A) Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	5,000,000
3,055,000		Staunton, VA, IDA, (Series 1999A), Weekly VRDNs (Specialty Blades, Inc.)/(SunTrust Bank LOC)	3,055,000
10,000,000		York County, VA, IDA, (Series 1985), 1.70% CP (Virginia Electric Power Co.), Mandatory Tender 12/5/2001	10,000,000

		TOTAL	36,525,000

		West Virginia--1.3%
7,000,000		West Virginia Public Energy Authority, (1989 Series A), 2.50% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 1/17/2002	7,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--3.6%
$1,900,000		Germantown, WI, IDA, 4.60% TOBs (Moldmakers Leasing, Inc.)/(Firstar Bank, N.A. LOC), Mandatory Tender 12/1/2001	$1,900,000
3,500,000		Kettle Moraine, WI School District, 2.75% TRANs, 9/3/2002	3,505,402
4,285,000		Lawrence, WI, Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	4,285,000
1,110,000		Marshfield, WI, (Series 1993), Weekly VRDNs (Building Systems, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,110,000
4,225,000		Mukwonago, WI, (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC)	4,225,000
1,870,000		Prentice Village, WI, Limited Obligation Revenue Refunding Bonds (Series A), Weekly VRDNs (Biewer-Wisconsin Sawmill, Inc. Project)/(Michigan National Bank, Farmington Hills LOC)	1,870,000
880,000		Waukesha, WI, IDRB, (Series 1995), Weekly VRDNs (Weldall Manufacturing, Inc. Project)/(Bank One, Wisconsin, N.A. LOC)	880,000
2,000,000		Waunakee, WI Community School District, 2.75% TRANs, 9/13/2002	2,002,891

		TOTAL	19,778,293

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$554,519,433

Securities that are subject to the alternative minimum tax represent 79.1% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At November 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
96.78%	3.22%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At November 30, 2001, these securities amounted to $48,534,000 which represents 8.8% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($554,061,118) at November 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
RANs	--Revenue Anticipation Notes
SFM	--Single family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$554,519,433
Cash		70,784
Income receivable		2,946,618

TOTAL ASSETS		557,536,835

Liabilities:
Payable for investments purchased	$3,000,000
Income distribution payable	354,765
Accrued expenses	120,952

TOTAL LIABILITIES		3,475,717

Net assets for 554,061,118 shares outstanding		$554,061,118

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$554,061,118 ÷ $554,061,118 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2001 (unaudited)

Investment Income:
Interest		$7,586,290

Expenses:
Investment adviser fee	$1,408,556
Administrative personnel and services fee	212,083
Custodian fees	15,117
Transfer and dividend disbursing agent fees and expenses	261,308
Directors'/Trustees' fees	3,251
Auditing fees	5,787
Legal fees	12,473
Portfolio accounting fees	49,474
Distribution services fee	281,711
Shareholder services fee	704,278
Share registration costs	17,858
Printing and postage	14,862
Insurance premiums	12,248
Taxes	21,297
Miscellaneous	3,854

TOTAL EXPENSES	3,024,157

Waiver:
Waiver of investment adviser fee	(55,782)

Net expenses		2,968,375

Net investment income		$4,617,915

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2001	Year Ended 5/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,617,915	$15,665,001

Distributions to Shareholders:
Distributions from net investment income	(4,617,915)	(15,665,001)

Share Transactions:
Proceeds from sale of shares	682,313,846	1,588,084,607
Net asset value of shares issued to shareholders in payment of distributions declared	4,251,938	14,385,704
Cost of shares redeemed	(641,028,119)	(1,524,312,168)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	45,537,665	78,158,143

Change in net assets	45,537,665	78,158,143

Net Assets:
Beginning of period	508,523,453	430,365,310

End of period	$554,061,118	$508,523,453

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	0.83%	3.21%	2.92%	2.58%	2.90%	2.80%

Ratios to Average Net Assets:

Expenses	1.05%[2]	1.04%	1.02%	1.01%	1.01%	0.99%

Net investment income	1.64%[2]	3.16%	2.87%	2.57%	2.86%	2.75%

Expense waiver/reimbursement[3]	0.02%[2]	0.03%	0.07%	0.12%	0.10%	0.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$554,061	$508,523	$430,365	$437,451	$647,813	$515,060

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2001 (unaudited)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statement issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2001, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $554,061,118. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2001	Year Ended 5/31/2001
Shares sold	682,313,846	1,588,084,607
Shares issued to shareholders in payment of distributions declared	4,251,938	14,385,704
Shares redeemed	(641,028,119)	(1,524,312,168)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	45,537,665	78,158,143

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six-months ended November 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $383,579,000 and $560,759,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Municipal Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 147551303

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

0122605 (1/02)

Federated Investors
World-Class Investment Manager

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL REPORT

November 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

November 30, 2001 (unaudited)

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--8.3%
		Banking--8.3%
$70,000,000		Abbey National Bank PLC, London, 2.460% - 5.390%, 1/16/2002 - 12/18/2002	$70,002,673
22,000,000		BNP Paribas, 2.400%, 4/4/2002	22,006,741
60,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.950%, 2/14/2002	60,000,000
37,000,000		Bayerische Landesbank Girozentrale, 5.395%, 1/16/2002	37,000,224
29,000,000		Comerica Bank, 5.210%, 2/19/2002	29,000,612
70,000,000		Commerzbank AG, Frankfurt, 3.710%, 12/19/2001	70,001,436
50,000,000		Lloyds TSB Bank, London, 2.500%, 3/26/2002	50,028,229
86,000,000		Royal Bank of Canada, Montreal, 3.890% - 5.210%, 2/20/2002 - 7/19/2002	85,997,794
20,000,000		Societe Generale, Paris, 3.865%, 7/29/2002	19,995,525
51,000,000		Svedala Industrial, 3.880%, 7/23/2002	50,993,641
25,000,000		UBS AG, 4.630%, 3/28/2002	24,998,448

		TOTAL CERTIFICATES OF DEPOSIT	520,025,323

		COLLATERALIZED LOAN AGREEMENTS--2.0%
		Banking--1.6%
100,000,000		J.P. Morgan Securities, Inc., 2.175%, 12/3/2001	100,000,000

		Brokerage--0.4%
25,000,000		Goldman Sachs & Co., 2.165%, 12/3/2001	25,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	125,000,000

		COMMERCIAL PAPER--43.1%[1]
		Banking--13.5%
65,000,000		Banco Santander Central Hispano, S.A., 2.290% - 2.300%, 2/19/2002 - 4/2/2002	64,533,944
175,619,000		Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 2.102% - 2.122%, 12/10/2001 - 12/13/2001	175,508,633
15,265,000		Benedictine Health SYS (Harris Trust & Savings Bank, Chicago LOC), 3.400%, 12/4/2001	15,260,675
2,565,000		Benedictine Living Communities, Inc., (Harris Trust & Savings Bank, Chicago LOC), 3.400%, 12/4/2001	2,564,273
49,000,000		Danske Bank A/S, 3.610%, 12/12/2001	48,945,950
Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Banking--continued
$90,000,000		Den Danske Corp., Inc., (Den Danske Bank A/S GTD), 2.970% - 4.380%, 12/19/2001 - 4/16/2002	$89,261,183
156,179,000		Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati S.A.), 2.040% - 2.120%, 12/11/2001 - 1/11/2002	155,940,349
50,000,000		Park Avenue Receivables Corp., 2.082%, 12/19/2001	49,948,000
34,054,000		Stellar Funding Group, Inc., 2.073%, 12/28/2001	34,001,131
5,011,000		Three Rivers Funding Corp., 2.114%, 1/3/2002	5,001,308
150,000,000		UBS Finance (Delaware), Inc., (UBS AG LOC), 2.150%, 12/3/2001	149,982,083
50,000,000		Variable Funding Capital Corp., 2.251%, 1/3/2002	49,981,250

		TOTAL	840,928,779

		Entertainment--1.7%
104,500,000		Walt Disney Co., 2.740% - 2.970%, 12/7/2001 - 1/25/2002	104,207,428

		Finance - Automotive--1.4%
88,000,000		Ford Motor Credit Co., 3.643%, 12/27/2001	87,771,200

		Finance - Commercial--5.8%
25,000,000		Eureka Securitization, Inc., 2.240%, 1/18/2002	24,925,333
80,000,000		General Electric Capital Corp., 3.620%, 12/13/2001	79,903,467
154,045,000		Jupiter Securitization Corp., 2.050%, 12/6/2001 - 12/18/2001	153,949,534
100,900,000		CIT Group Holdings, Inc., 2.040% - 2.290%, 2/5/2002 - 3/28/2002	100,442,588

		TOTAL	359,220,922

		Finance - Retail--8.9%
79,000,000		American General Finance Corp., 2.315%, 3/1/2002	78,542,787
315,000,000		Edison Asset Securitization LLC, 2.090% - 2.190%, 1/18/2002 - 1/25/2002	313,979,613
99,000,000		New Center Asset Trust, (Series A1+/P1), 3.390% - 3.595%, 12/14/2001 - 2/19/2002	98,516,789
50,000,000		New Center Asset Trust, (Series A1/P1), 3.580%, 1/18/2002	49,761,333
17,000,000		Norwest Financial, Inc., 3.700%, 1/9/2002	16,931,858

		TOTAL	557,732,380

		Food & Beverage--0.1%
9,000,000		General Mills, Inc., 2.650%, 2/8/2002	8,954,288

		Insurance--11.7%
14,000,000		American General Corp., 2.120%, 1/29/2002	13,951,358
100,000,000		Aspen Funding Corp., (MBIA INS), 1.930%, 2/15/2002	99,592,556
Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Insurance--continued
$65,000,000		CXC, Inc., 2.210% - 3.620%, 12/14/2001 - 2/12/2002	$64,788,064
228,000,000		Compass Securitization LLC, 1.900% - 2.330%, 2/11/2002 - 2/25/2002	227,013,369
120,000,000		Galaxy Funding, Inc., 2.080% - 2.220%, 1/30/2002 - 2/12/2002	119,518,853
83,500,000		Paradigm Funding LLC, 3.060%, 12/12/2001	83,421,928
119,433,000		Sheffield Receivables Corp., 2.084% - 2.600%, 12/17/2001 - 1/11/2002	119,281,857

		TOTAL	727,567,985

		TOTAL COMMERCIAL PAPER	2,686,382,982

		CORPORATE BOND--0.7%
		Brokerage--0.7%
42,000,000		Merrill Lynch & Co., Inc., 4.180%, 6/5/2002	42,000,000

		SHORT-TERM NOTES--13.8%
		Banking--1.1%
20,000,000		Abbey National Treasury Services PLC, 3.805%, 7/26/2002	19,996,209
50,000,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 3.100%, 12/13/2001	49,948,333

		TOTAL	69,944,542

		Brokerage--3.5%
200,000,000		Goldman Sachs Group, Inc., 2.275% - 4.030%, 12/3/2001- 3/8/2002	200,000,000
20,000,000		Merrill Lynch & Co., Inc., 4.500%, 4/16/2002	20,000,000

		TOTAL	220,000,000

		Finance - Automotive--1.2%
10,799,920		ANRC Auto Owner Trust 2001-A, Class A1, 2.578%, 10/15/2002	10,799,920
17,000,000		Chase Manhattan Auto Owner Trust 2001-B, Class A1, 2.180%, 11/15/2002	17,000,000
30,626,357		Ford Credit Auto Owner Trust 2001 - E, Class A1, 2.583%, 6/15/2002	30,626,357
10,000,000		Nissan Auto Lease Trust 2001-A, Class A1, 1.995%, 11/15/2002	10,000,000
4,035,517		Nissan Auto Receivables 2001-B Owner Trust, Class A-1, 4.742%, 5/15/2002	4,035,517

		TOTAL	72,461,794

		Finance - Equipment--0.6%
10,000,000		CNH Equipment Trust 2000-A, Class A1, 2.112%, 12/16/2002	10,000,000
24,541,750		John Deere Owner Trust 2001-A, Class A1, 2.190%, 11/15/2002	24,541,750

		TOTAL	34,541,750

Principal Amount or Shares			Value
		SHORT-TERM NOTES--continued
		Finance - Securities--4.8%
$132,600,000		Beta Finance, Inc., 2.290% - 5.100%, 1/22/2002 -- 5/7/2002	$132,309,395
164,500,000		Sigma Finance, Inc., 2.900% - 5.270%, 2/20/2002 - 9/24/2002	164,499,757

		TOTAL	296,809,152

		Insurance--1.3%
36,668,602		AmeriCredit Automobile Receivables Trust, (Series 2001-D), Class A1 (FSA INS), 3.500%, 9/12/2002	36,668,602
5,105,607		Long Beach Acceptance Auto Receivables Trust, (Series 2001-A), Class A (FSA INS), 4.010%, 7/13/2002	5,105,607
30,000,000		Long Beach Acceptance Auto Receivables Trust, (Series 2001-B), Class A1 (FSA INS), 2.382%, 11/13/2002	30,000,000
11,000,000		WFS Financial Owner Trust, (Series 2001-C), Class A1 (FSA INS), 3.640%, 6/20/2002	11,000,000

		TOTAL	82,774,209

		Telecommunications--1.3%
82,000,000		BellSouth Corp., 4.287%, 4/26/2002	82,207,985

		TOTAL SHORT-TERM NOTES	858,739,432

		LOAN PARTICIPATION--1.0%
		Electrical Equipment--0.4%
25,700,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. LOC GTD), 2.120%, 5/17/2002	25,700,000

		Homebuilding--0.2%
10,000,000		Centex Corp., 2.500%, 12/12/2001	10,000,000

		Industrial Products--0.4%
25,000,000		Praxair, Inc., 3.000%, 1/7/2002	25,000,000

		TOTAL LOAN PARTICIPATION	60,700,000

		MUTUAL FUND--4.8%
		Asset Management--4.8%
300,000,000		Nations Cash Reserves	300,000,000

Principal Amount			Value
		NOTES - VARIABLE--21.8%[2]
		Banking--8.8%
$3,730,000		Adena Health System, Adena Health System Project, (Series 1998), (Huntington National Bank, Columbus, OH LOC), 2.250%, 12/6/2001	$3,730,000
14,840,000		Alabama Incentives Financing Authority, (Series 1999-C), (SouthTrust Bank of Alabama, Birmingham LOC), 2.150%, 12/6/2001	14,840,000
4,789,000		American Health Care Centers, (Series 1998), (FirstMerit Bank, N.A. LOC), 2.330%, 12/6/2001	4,789,000
7,600,000		American Manufacturing Co., (First Union National Bank, Charlotte, NC LOC), 2.450%, 12/6/2001	7,600,000
3,810,000		Aurora City, IL, (Series 1995), (National City Bank, Michigan/Illinois LOC), 2.330%, 12/6/2001	3,810,000
550,000		Avalon Hotel Associates, (First Union National Bank, Charlotte, NC LOC), 2.562%, 12/6/2001	550,000
3,800,000		Balboa Investment Group V, (First Commercial Bank, Birmingham, AL LOC), 2.180%, 12/6/2001	3,800,000
1,290,000		BeMacs Service, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 2.190%, 12/7/2001	1,290,000
16,900,000		Beverly California Corp., (PNC Bank, N.A. LOC), 2.200%, 12/3/2001	16,900,000
2,340,000		Blackwell Investments, Inc. (Bank One, Louisiana LOC), 2.150%, 12/6/2001	2,340,000
6,730,000		Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 2.240%, 12/7/2001	6,730,000
1,320,000		Boozer Lumber Co., (SouthTrust Bank of Alabama, Birmingham LOC), 2.190%, 12/7/2001	1,320,000
8,000,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 2.200%, 12/7/2001	8,000,000
16,727,000		Capital One Funding Corp., (Bank One, N.A. (Ohio) LOC), 2.200%, 12/6/2001	16,727,000
5,000,000		Columbus, GA Development Authority, Woodmont Properties LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 2.244%, 12/6/2001	5,000,000
75,000,000		Comerica Bank, 2.200%, 12/7/2001	75,000,000
4,185,000		Crane Plastics Siding LLC, (Series 2000), (Bank One, N.A. LOC), 2.217%, 12/6/2001	4,185,000
5,200,000		Dewberry III LP, (Allfirst Bank LOC), 2.150%, 12/4/2001	5,200,000
990,000		Edgefield County, SC, (Series 1997), (Bondex,Inc. Project), (HSBC Bank USA LOC), 2.096%, 12/6/2001	990,704
1,465,000		Gahanna OH, City of, Franklin Steel Co. Project (Firstar Bank, N.A. LOC), 2.110%, 12/6/2001	1,465,000
5,000,000		Gervais Street Associates, (Series 1998), (Wachovia Bank of NC, N.A. LOC), 2.160%, 12/5/2001	5,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$3,315,000		Great Southern Wood Preserving, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 2.190%, 12/7/2001	$3,315,000
9,540,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 2.150%, 12/6/2001	9,540,000
9,250,000		HJH Associates of Alabama, Hilton Hotel, Huntsville, (SouthTrust Bank of Alabama, Birmingham LOC), 2.190%, 12/7/2001	9,250,000
5,160,000		HSI Funding, (Series A), (National City Bank, Michigan/Illinois LOC), 2.220%, 12/7/2001	5,160,000
6,087,000		Houlihan Brothers Finance Corp., (Series A), (National City Bank, Michigan/Illinois LOC), 2.220%, 12/6/2001	6,087,000
535,000		Houston, TX Higher Education Finance Corp., University Courtyard Project, (Series 2000-B), (First Union National Bank, Charlotte, NC LOC), 2.180%, 12/6/2001	535,000
5,030,000		Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 2.180%, 12/3/2001	5,030,000
1,680,000		La-Man Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 2.190%, 12/7/2001	1,680,000
2,290,000		Lake Sherwood Senior Living Center LLC (Union Planters NB, Memphis, TN LOC), 2.350%, 12/6/2001	2,290,000
51,000,000		Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 2.100%, 12/15/2001	51,000,000
20,923,704		Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 2.100%,12/19/2001	20,923,704
50,000,000		MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 2.670%, 12/27/2001	50,000,000
5,000,000		Maryland State IDFA, (Kelly Springfield Tire), (Allfirst Bank LOC), 2.070%, 12/3/2001	5,000,000
1,222,000		Maryland State IDFA Human Genome, (Series1994), (Allfirst Bank LOC), 2.020%, 12/3/2001	1,222,000
4,127,500		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project, (Series1998-B), (National Bank of Commerce, Memphis, TN LOC), 2.400%, 12/6/2001	4,127,500
470,000		New Jersey EDA, (Series 1992 K-3), (Banque Nationale de Paris LOC), 2.300%, 12/3/2001	470,000
3,120,000		New Jersey EDA, (Series 1992-H), (Banque Nationale de Paris LOC), 2.170%, 12/3/2001	3,120,000
10,000,000		Newton Racquetball Associates (Commerce Bank, N.A., Cherry Hill, NJ LOC), 2.310%, 12/5/2001	10,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$6,060,000		O'Dovero Consolidated LLC, (Series 1998-A), (National City Bank, Michigan/Illinois LOC), 2.220%, 12/6/2001	$6,060,000
7,500,000		Rt. 206, Inc., (Series 2000), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 2.330%, 12/5/2001	7,500,000
35,000,000		SMM Trust, (Series 2000-M), (Morgan Guaranty Trust Co., New York Swap Agreement), 3.360%, 12/13/2001	35,000,000
1,200,000		Saegertown Manufacturing Corp., (PNC Bank, N.A. LOC), 2.200%, 12/3/2001	1,200,000
890,000		Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 2.250%, 12/6/2001	890,000
25,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 2.200%, 12/6/2001	25,000,000
3,600,000		Smith Garden Products, Inc. (SouthTrust Bank of Alabama, Birmingham LOC), 2.190%, 12/7/2001	3,600,000
4,090,000		Sojourn Hotel, Inc., (Series 1997), (FirstMerit Bank, N.A. LOC), 2.330%, 12/6/2001	4,090,000
5,020,000		Sun Valley, Inc., (SouthTrust Bank of Georgia, Atlanta LOC), 2.190%, 12/7/2001	5,020,000
15,000,000		URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 3.200%, 12/18/2001	15,000,000
17,925,000		Union Development Co., (Bank of America N.A. LOC), 2.324%, 12/6/2001	17,925,000
1,075,000		United Jewish Federation of Greater Pittsburgh VRDB, (Series 1995A), (PNC Bank, N.A. LOC), 2.300%, 12/6/2001	1,075,000
5,680,000		Van Dyne Crotty Co., (Huntington National Bank, Columbus, OH LOC), 2.260%, 12/6/2001	5,680,000
4,510,000		Visalia, CA Community Redevelopment Agency, East Visalia Redevelopment Project, (Series 1990), (Union Bank of California LOC), 3.250%, 12/6/2001	4,510,000
35,000,000		Wells Fargo & Co., 2.092%, 12/14/2001	35,000,000
4,625,000		Woodbury Business Forms, Inc./Carribean Business Forms, (Series 1996), Taxable Revenue Bonds, (Columbus Bank and Trust Co., GA LOC), 2.400%, 12/6/2001	4,625,000

		TOTAL	550,191,908

		Brokerage--0.7%
43,000,000		Goldman Sachs Group, Inc., 2.823%, 12/21/2001	43,000,000

		Finance - Automotive--1.0%
60,000,000		GMAC Residential Holding Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp. LOC), 2.850%, 12/1/2001	59,849,111

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Finance - Commercial--0.1%
$3,660,000		Chattanooga, TN IDB, Radisson Read House Project, (Series 1994), (Heller Financial, Inc. LOC), 2.220%, 12/6/2001	$3,660,000
3,000,000		South Carolina Jobs-EDA, Roller Bearing Co., (Series 1994 B), (Heller Financial, Inc. LOC), 2.110%, 12/6/2001	3,000,000

		TOTAL	6,660,000

		Finance - Retail--1.2%
31,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 2.636%, 12/17/2001	31,000,000
20,000,000		Bishop's Gate Residential Mortgage Trust 2001-1 Class A-1, 2.200%, 12/28/2001	20,000,000
25,000,000		Household Finance Corp., 2.800%, 1/3/2002	25,007,239

		TOTAL	76,007,239

		Finance - Securities--2.9%
65,000,000		K2 (USA) LLC, 2.060% - 2.445%, 12/15/2001 -- 12/24/2001	64,997,184
115,000,000		Sigma Finance, Inc., 2.210% - 2.280%, 12/3/2001 -- 12/5/2001	114,996,585

		TOTAL	179,993,769

		Government Agency--0.0%
810,000		Clayton County, GA Housing Authority, Summerwinds Project, (Series 2000 B), (FNMA LOC), 2.150%, 12/6/2001	810,000

		Insurance--5.8%
20,000,000		Allstate Life Insurance Co., 2.304%, 12/3/2001	20,000,000
73,000,000		Compass Securitization LLC, 2.045%, 2/14/2002	72,997,039
25,000,000		GE Life and Annuity Assurance Co., 2.181%, 12/3/2001	25,000,000
84,000,000		Jackson National Life Insurance Co., 2.180% - 2.760%, 12/24/2001 - 1/1/2002	84,000,000
10,681,695	[3]	Liquid Asset Backed Securities Trust, (Series 1997-3), Senior Notes, (AMBAC INS), 2.570%, 12/27/2001	10,681,695
35,000,000		Monumental Life Insurance Co., 2.236%, 12/3/2001	35,000,000
40,000,000		Principal Life Insurance Co., 2.231%, 12/3/2001	40,000,000
23,000,000		Protective Life Insurance Co., 2.380%, 2/1/2002	23,000,000
50,000,000		Security Life of Denver Insurance Co., 2.410%, 1/28/2002	50,000,000

		TOTAL	360,678,734

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Telecommunications--1.3%
$40,000,000		BellSouth Telecommunications, Inc., 3.442%, 12/4/2001	$40,000,000
40,000,000		Verizon Global Funding, 2.915%, 12/20/2001	39,994,173

		TOTAL	79,994,173

		TOTAL NOTES--VARIABLE	1,357,184,934

		REPURCHASE AGREEMENTS--5.0%[4]
		Banking--4.0%
250,000,000		Bank of America, 2.150%, dated 11/30/2001, due 12/3/2001	250,000,000

		Brokerage--1.0%
63,900,000		Salomon Brothers, Inc., 2.150%, dated 11/30/2001, due 12/3/2001	63,900,000

		TOTAL REPURCHASE AGREEMENTS	313,900,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$6,263,932,671

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the Fund's Board of Directors. At November 30, 2001, these securities amounted to $10,681,695, which represents 0.2% of net assets.

4 The repurchase agreements are fully collateralized by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($6,233,886,416) at November 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDB	--Industrial Development Bond
IDFA	--Industrial Development Finance Authority
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$6,263,932,671
Income receivable		28,248,609
Receivable for shares sold		55,686

TOTAL ASSETS		6,292,236,966

Liabilities:
Payable for investments purchased	$49,981,250
Income distribution payable	5,749,121
Payable to bank	373,581
Accrued expenses	2,246,598

TOTAL LIABILITIES		58,350,550

Net assets for 6,233,886,416 shares outstanding		$6,233,886,416

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$6,233,886,416 ÷ 6,233,886,416 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2001 (unaudited)

Investment Income:
Interest		$115,130,085

Expenses:
Investment adviser fee	$15,403,631
Administrative personnel and services fee	2,319,283
Custodian fees	172,584
Transfer and dividend disbursing agent fees and expenses	3,697,431
Directors'/Trustees' fees	21,565
Auditing fees	6,161
Legal fees	16,939
Portfolio accounting fees	92,411
Distribution services fee	3,080,726
Shareholder services fee	7,701,817
Share registration costs	84,736
Printing and postage	169,429
Insurance premiums	120,148
Taxes	231,055
Miscellaneous	15,404

TOTAL EXPENSES	33,133,320

Waiver:
Waiver of investment adviser fee	(672,411)

Net expenses		32,460,909

Net investment income		$82,669,176

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2001	Year Ended 5/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$82,669,176	$292,022,296

Distributions to Shareholders:
Distributions from net investment income	(82,669,176)	(292,022,296)

Share Transactions:
Proceeds from sale of shares	7,574,263,305	19,065,279,076
Net asset value of shares issued to shareholders in payment of distributions declared	80,481,247	282,584,334
Cost of shares redeemed	(7,572,703,073)	(18,257,028,895)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	82,041,479	1,090,834,515

Change in net assets	82,041,479	1,090,834,515

Net Assets:
Beginning of period	6,151,844,937	5,061,010,422

End of period	$6,233,886,416	$6,151,844,937

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.05	0.04	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.05)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.35%	5.34%	4.81%	4.46%	4.83%	4.64%

Ratios to Average Net Assets:

Expenses	1.05%[2]	1.04%	1.01%	1.00%	1.00%	0.99%

Net investment income	2.68%[2]	5.18%	4.73%	4.36%	4.73%	4.55%

Expense waiver/reimbursement[3]	0.02%[2]	0.06%	0.14%	0.16%	0.18%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$6,233,886	$6,151,845	$5,061,010	$4,728,448	$3,748,034	$2,363,382

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2001 (unaudited)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, investment management company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting policies.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2001, there were 12,500,000,000 shares ($0.001 par value per share) authorized. Capital paid-in aggregated $6,233,886,416. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2001	Year Ended 5/31/2001
Shares sold	7,574,263,305	19,065,279,076
Shares issued to shareholders in payment of distributions declared	80,481,247	282,584,334
Shares redeemed	(7,572,703,073)	(18,257,028,895)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	82,041,479	1,090,834,515

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FCS"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Prime Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 147551105

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

0122606 (1/02)

Federated Investors
World-Class Investment Manager

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL REPORT

November 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

November 30, 2001 (unaudited)

Principal Amount			Value
		U.S. TREASURY--33.2%
$145,000,000	[1]	1.750% - 2.225%, 12/13/2001 -- 2/28/2002	$144,679,550
118,500,000		5.625% - 6.625%, 2/28/2002 - 11/30/2002	120,870,136

		TOTAL U.S. TREASURY	265,549,686

		REPURCHASE AGREEMENTS --66.7% [2]
67,674,000		Barclays Capital, Inc., 2.110%, dated 11/30/2001, due 12/3/2001	67,674,000
35,000,000		BNP Paribas Securities Corp., 2.120%, dated 11/30/2001, due 12/3/2001	35,000,000
35,000,000		CIBC/Wood Gundy Securities Corp., 2.120%, dated 11/30/2001, due 12/3/2001	35,000,000
35,000,000		Credit Suisse First Boston Corp., 2.120%, dated 11/30/2001, due 12/3/2001	35,000,000
35,000,000		Deutsche Bank Alex Brown, Inc., 2.125%, dated 11/30/2001, due 12/3/2001	35,000,000
35,000,000		J.P. Morgan & Co., Inc., 2.110%, dated 11/30/2001, due 12/3/2001	35,000,000
35,000,000		Merrill Lynch Government Securities, 2.120%, dated 11/30/2001, due 12/3/2001	35,000,000
12,000,000	[3]	Morgan Stanley and Co., Inc., 2.090%, dated 10/25/2001, due 2/25/2002	12,000,000
9,000,000	[3]	Morgan Stanley and Co., Inc., 2.280%, dated 10/17/2001, due 12/11/2001	9,000,000
35,000,000		Salomon Brothers, Inc., 2.120%, dated 11/30/2001, due 12/3/2001	35,000,000
35,000,000		Societe Generale, New York, 2.120%, dated 11/30/2001, due 12/3/2001	35,000,000
35,000,000		State Street Bank and Trust Co., 2.090%, dated 11/30/2001, due 12/3/2001	35,000,000
35,000,000		Toronto Dominion Securities (USA), Inc., 2.110%, dated 11/30/2001, due 12/3/2001	35,000,000
35,000,000	[3]	Warburg Dillon Reed LLC, 1.980%, dated 11/9/2001, due 12/11/2001	35,000,000
24,000,000	[3]	Warburg Dillon Reed LLC, 2.330%, dated 10/4/2001, due 12/5/2001	24,000,000
35,000,000		Westdeutsche Landesbank Girozentrale, 2.110%, dated 11/30/2001, due 12/3/2001	35,000,000

		TOTAL REPURCHASE AGREEMENTS	532,674,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$798,223,686

1 These issues show the rate of discount at the time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturities fall beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($799,145,670) at November 30, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001 (unaudited)

Assets:
Investments in repurchase agreements	$532,674,000
Investments in securities	265,549,686

Total investments in securities, at amortized cost and value		$798,223,686
Cash		135,319
Income receivable		2,073,145

TOTAL ASSETS		800,432,150

Liabilities:
Income distribution payable	799,367
Payable for shares sold	254,233
Accrued expenses	232,880

TOTAL LIABILITIES		1,286,480

Net assets for 799,145,670 shares outstanding		$799,145,670

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$799,145,670 ÷ 799,145,670 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2001 (unaudited)

Investment Income:
Interest		$13,511,015

Expenses:
Investment adviser fee	$2,020,186
Administrative personnel and services fee	304,175
Custodian fees	36,189
Transfer and dividend disbursing agent fees and expenses	239,622
Directors'/Trustees' fees	3,809
Auditing fees	5,425
Legal fees	3,001
Portfolio accounting fees	55,639
Distribution services fee	404,037
Shareholder services fee	1,010,093
Share registration costs	34,243
Printing and postage	11,832
Insurance premiums	1,212
Taxes	30,822
Miscellaneous	9,003

TOTAL EXPENSES		4,169,288

Net investment income		$9,341,727

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2001	Year Ended 5/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,341,727	$38,986,536

Distributions to Shareholders:
Distributions from net investment income	(9,341,727)	(38,986,536)

Share Transactions:
Proceeds from sale of shares	1,478,881,958	4,509,422,667
Net asset value of shares issued to shareholders in payment of distributions declared	7,511,058	34,982,399
Cost of shares redeemed	(1,664,540,394)	(4,417,173,705)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(178,147,378)	127,231,361

Change in net assets	(178,147,378)	127,231,361

Net Assets:
Beginning of period	977,293,048	850,061,687

End of period	$799,145,670	$977,293,048

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.04	0.04	0.05	0.04
Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.04)	(0.04)	(0.05)	(0.04)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	1.15%	5.03%	4.47%	4.21%	4.70%	4.50%

Ratios to Average Net Assets:

Expenses	1.03%[2]	1.04%	1.01%	1.00%	1.00%	0.99%

Net investment income	2.31%[2]	4.91%	4.37%	4.11%	4.60%	4.41%

Expense waiver/reimbursement[3]	0.00%[2]	0.01%	0.04%	0.07%	0.05%	0.03%

Supplemental Data:

Net assets, end of period (000 omitted)	$799,146	$977,293	$850,062	$969,592	$821,484	$771,164

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2001 (unaudited)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2001, there was $12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $799,145,670. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2001	Year Ended 5/31/2001
Shares sold	1,478,881,958	4,509,422,667
Shares issued to shareholders in payment of distributions declared	7,511,058	34,982,399
Shares redeemed	(1,664,540,394)	(4,417,173,705)

NET CHANGE RESULTING FROM SHARETRANSACTIONS	(178,147,378)	127,231,361

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Treasury Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 147551402

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

0122607 (1/02)